Securitization debt	12 Months Ended
Dec. 31, 2019
Securitization debt
Securitization debt
1 8 .	Securitiz ation debt

The Group securitizes accounts receivable arising from the consumer financing businesses.
During the year ended December 31, 2018, the Group completed the third offering of ABS on the Shanghai Stock Exchange at an aggregate amount of RMB500.0 million, of which 100% of the subordinated securities of RMB25.0 million was held by the Group. The outstanding balance of ABS was RMB475.0 million as of December 31, 2018 and was fully repaid during the year ended December 31, 2019.
During the year ended December 31, 2018, the Group completed an offering of asset-backed notes (“ABN”) on the Shanghai Clearing House. The
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ggregate amount issued was RMB520.0 million and 100% of the subordinated securities of RMB26.0 million was held by the Group.
The outstanding balance of ABN was RMB494.0 million as of December 31, 2018 and was fully repaid during the year ended December 31, 2019.